Segments - Summary of Significant Revenue and Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment
Revenues	$ 20,325	$ 110,704	$ 309,920	$ 329,410
Cost of revenue	39,924	45,542	182,163	187,848
Gross margin	(19,599)	65,162	127,757	141,562
Operating expenses:
Professional fees and consultants			4,237,050	1,097,942
Research and development			276,375	118,036
General and administrative			699,576	164,109
Sales and marketing			30,863	206
Total operating expenses	4,490,961	777,479	5,243,864	1,380,293
Change in fair value of SAFE liability			3,493,431	829,700
Other income	(51,725)	(18,340)	(80,275)	(524)
Loss before income taxes	(4,458,835)	(693,977)	(8,529,263)	(2,067,907)
Income tax expense				(1,735)
Net loss	$ (4,458,835)	$ (693,977)	$ (8,529,263)	$ (2,069,642)